Asset Retirement Obligations - Summary of Changes in Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations at beginning of period	$ 111,769	$ 102,380	$ 90,699
Liabilities added from acquisitions or drilling	5,420	4,227	7,962
Liabilities removed upon sale of wells	(669)	(1,765)	(1,931)
Liabilities removed upon plugging and abandoning	(588)	(170)	(119)
Revisions	293	1,516	760
Accretion expense	6,306	5,581	5,009
Asset retirement obligations at end of period	122,531	111,769	102,380
Less: Current portion		90	390
Asset retirement obligations— long-term portion	$ 122,531	$ 111,679	$ 101,990